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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

Investment Company Act file number       811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

P.O. Box 82535, Lincoln, NE 68501-2535

(Address of principal executive offices) (Zip code)

Jon Gross, Stratus Fund, Inc., P.O. Box 82535, Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant&#65533;s telephone number, including area code:    402-323-1184

Date of fiscal year end:       06/30/2009

Date of reporting period:    06/30/2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.3507.

GENERAL INSTRUCTIONS

A. Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the "Act&") and Rule 30b14 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B. Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

C.	Preparation of Report.

        1.    This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The

                Commission does not furnish blank copies of this form to be filled in for filing.

2.	These general instructions are not to be filed with the report.

D.	Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.	Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.	Signature and Filing of Report.
1.

If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.	(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b)

The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;
(b)	The exchange ticker symbol of the portfolio security;
(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d)	The shareholder meeting date;
(e)	A brief identification of the matter voted on;
(f)	Whether the matter was proposed by the issuer or by a security holder;
(g)	Whether the registrant cast its vote on the matter;
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i)	Whether the registrant cast its vote for or against management.

2

Instructions.

1.

In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.

The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

Proxy voting Record

Voting Report

Date Range 07/01/2008 to 06/30/2009

Stratus Government Securities Portfolio	000000000000007984

----------------------------------------------------------------------------------------------------------

This fund held no voting securities.

VOTING REPORT
Date Range: 07/01/2008 to 06/30/2009
UNION BANK AND TRUST COMPANY		Number of Meetings: 80
Voting Agent: 00001

Meeting	Issuer\	Security[Symbol]	Meet Type	Vote	For/Agst	Record	Shares
Date	Agenda Items		Prop Type	Cast	Mrv	Date	Voted

Account # 00000000000000007983

7/18/2008	DELL INC.	24702R101 [DELL ]	Annual Meeting			5/23/2008	26,000.00
						Vote Date:	6/18/2008
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Independent Auditor	Mgmt	For	For
	3	Approval of Executive Annual Incentive Bonus Plan	Mgmt	For	For
	4	Reimbursement of Proxy Expenses	Shldr	Against	For
	5	Advisory vote on Executive Compensation	Shldr	Against	For

Account # 00000000000000007983

8/1/2008	YAHOO! INC.	984332106 [YHOO ]	Annual Meeting			6/3/2008	5,000.00
						Vote Date:	7/1/2008
	1	Election of Directors	Mgmt	For	For
	2	Ratification of appointment of Independent Registered Public Accounting Firm.	Mgmt	For	For
	3	Stockholder proposal regarding pay-for-superior-performance.	Shldr	Against	For
	4	Stockholder proposal regarding Internet censorship.	Shldr	Against	For
	5	Stockholder proposal regarding board committee on human rights.	Shldr	Against	For

Account # 00000000000000007983

9/22/2008	GENERAL MILLS, INC.	370334104 [GIS ]	Annual Meeting			7/24/2008	7,000.00
						Vote Date:	8/22/2008
	1	Election of Director: Bradbury H. Anderson.	Mgmt	For	For
	2	Election of Director: Paul Danos.	Mgmt	For	For
	3	Election of Director: William T. Esrey.	Mgmt	For	For
	4	Election of Director: Raymond V. Gilmartin.	Mgmt	For	For
	5	Election of Director: Judith Richards Hope.	Mgmt	For	For
	6	Election of Director: Heidi G. Miller.	Mgmt	For	For
	7	Election of Director: Hilda Ochoa-Brillembourg.	Mgmt	For	For
	8	Election of Director: Steve Odland.	Mgmt	For	For
	9	Election of Director: Kendall J. Powell.	Mgmt	For	For
	10	Election of Director: Lois E. Quam.	Mgmt	For	For
	11	Election of Director: Michael D. Rose.	Mgmt	For	For
	12	Election of Director: Robert L. Ryan.	Mgmt	For	For
	13	Election of Director: Dorothy A. Terrell.	Mgmt	For	For
	14	Ratify the appointment of KPMG LLP as General Mills' independent registered public accounting firm.	Mgmt	For	For

Account # 00000000000000007983

9/25/2008	CONAGRA FOODS, INC.	205887102 [CAG ]	Annual Meeting			8/1/2008	25,000.00
						Vote Date:	8/25/2008
	1	Election of Directors	Mgmt	For	For
	2	Ratify the appointment of Independent Auditors.	Mgmt	For	For

Account # 00000000000000007983

9/29/2008	FEDEX CORPORATION	31428X106 [FDX ]	Annual Meeting			8/4/2008	6,000.00

						Vote Date:	8/29/2008
	1	Election of Director: James L. Barksdale.	Mgmt	For	For
	2	Election of Director: August A. Busch IV.	Mgmt	For	For
	3	Election of Director: John A. Edwardson.	Mgmt	For	For
	4	Election of Director: Judith L. Estrin.	Mgmt	For	For
	5	Election of Director: J.R. Hyde, III.	Mgmt	For	For
	6	Election of Director: Shirley A. Jackson.	Mgmt	For	For
	7	Election of Director: Steven R. Loranger.	Mgmt	For	For
	8	Election of Director: Gary W. Loveman.	Mgmt	For	For
	9	Election of Director: Frederick W. Smith. Election of Director: Joshua I. Smith.	Mgmt	For	For
	10		Mgmt	For	For
	11	Election of Director: Paul S. Walsh.	Mgmt	For	For
	12	Election of Director: Peter S. Willmott.	Mgmt	For	For
	13	Approval of Amendment to Incentive Stock Plan to Increase the Number of Option Shares and Restricted Shares Issuable Under the Plan.	Mgmt	For	For
	14	Ratification of Independent Registered Public Accounting Firm.	Mgmt	For	For
	15	Stockholder Proposal Regarding Independent Board Chairman.	Shldr	Against	For
	16	Stockholder Proposal Regarding Shareholder Vote on Executive Pay.	Shldr	Against	For

Account # 00000000000000007983

10/10/2008	ORACLE CORPORATION	68389X105 [ORCL ]	Annual Meeting			8/12/2008	40,000.00
						Vote Date:	9/10/2008
	1	Election of Directors	Mgmt	For	For
	2	Proposal for the approval of the adoption of the Fiscal Year 2009 Executive Bonus Plan.	Mgmt	For	For
	3	Proposal to ratify the selection of Ernst & Young LLP as independent registered public accounting firm of the Company for the fiscal year ending May 31, 2009.	Mgmt	For	For
	4	Stockholder proposal on advisory vote on executive compensation.	Shldr	Against	For

Account # 00000000000000007983

10/14/2008	PROCTER & GAMBLE COMPANY (THE)	742718109 [PG ]	Annual Meeting			8/15/2008	22,000.00
						Vote Date:	9/15/2008
	1	Election of Directors	Mgmt	For	For
	2	Ratify Appointment of the Independent Registered Public Accounting Firm.	Mgmt	For	For
	3	Amend Company's Amended Articles of Incorporation to Adopt Majority Voting.	Mgmt	For	For
	4	Shareholder Proposal #1 - Rotate Site of Annual Meeting.	Shldr	Against	For
	5	Shareholder Proposal #2 - Advisory vote on Executive Compensation.	Shldr	Against	For

Account # 00000000000000007983

11/5/2008	LINEAR TECHNOLOGY CORPORATION	535678106 [LLTC ]	Annual Meeting			9/8/2008	10,000.00
						Vote Date:	10/6/2008
	1	Election of Directors	Mgmt	For	For
	2	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending June 28, 2009.	Mgmt	For	For

Account # 00000000000000007983

11/13/2008	CISCO SYSTEMS, INC.	17275R102 [CSCO ]	Annual Meeting			9/15/2008	40,000.00
						Vote Date:	10/13/2008
	1	Election of Director: Carol A. Bartz.	Mgmt	For	For
	2	Election of Director: M. Michele Burns.	Mgmt	For	For
	3	Election of Director: Michael D. Capellas.	Mgmt	For	For
	4	Election of Director: Larry R. Carter.	Mgmt	For	For
	5	Election of Director: John T. Chambers.	Mgmt	For	For
	6	Election of Director: Brian L. Halla.	Mgmt	For	For
	7	Election of Director: Dr. John L. Hennessy.	Mgmt	For	For
	8	Election of Director: Richard M. Kovacevich.	Mgmt	For	For
	9	Election of Director: Roderick C. McGeary.	Mgmt	For	For
	10	Election of Director: Michael K. Powell.	Mgmt	For	For
	11	Election of Director: Steven M. West.	Mgmt	For	For
	12	Election of Director: Jerry Yang.	Mgmt	For	For
	13	To ratify the appointment of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for the fiscal year ending July 25, 2009.	Mgmt	For	For
	14	Proposal submitted by a shareholder to amend the Company's bylaws to establish a Board Committee on Human Rights.	Shldr	Against	For
15

Proposal submitted by shareholders requesting the Board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business practices might enable or encourage the violation of human rights, as set forth in the accompanying proxy statement.

			Shldr	Against	For

Account # 00000000000000007983

11/19/2008	MICROSOFT CORPORATION	594918104 [MSFT ]	Annual Meeting			9/5/2008	40,000.00
						Vote Date:	10/13/2008
	1	Election of Director: William H. Gates III.	Mgmt	For	For
	2	Election of Director: Steven A. Ballmer.	Mgmt	For	For
	3	Election of Director: James I. Cash Jr.	Mgmt	For	For
	4	Election of Director: Dina Dublon.	Mgmt	For	For
	5	Election of Director: Raymond V. Gilmartin.	Mgmt	For	For
	6	Election of Director: Reed Hastings.	Mgmt	For	For
	7	Election of Director: David F. Marquardt.	Mgmt	For	For
	8	Election of Director: Charles H. Noski.	Mgmt	For	For
	9	Election of Director: Helmut Panke.	Mgmt	For	For
	10	To approve material terms of performance criteria under the Executive Officer Incentive Plan.	Mgmt	For	For
	11	To approve amendments to the 1999 Stock Option Plan for Non-Employee Directors.	Mgmt	For	For
	12	Ratification of the selection of Deloitte & Touche LLP as the Company's independent auditor.	Mgmt	For	For
	13	Shareholder Proposal - Adoption of Policies on Internet Censorship.	Shldr	Against	For
	14	Shareholder Proposal - Establishment of Board Committee on Human Rights.	Shldr	Against	For
	15	Shareholder Proposal - Disclosure of Charitable Contributions.	Shldr	Against	For

Account # 00000000000000007983

11/19/2008	SYSCO CORPORATION	871829107 [SYY ]	Annual Meeting			9/22/2008	12,000.00
						Vote Date:	10/13/2008

	1	To elect as director the nominee named in the proxy statement to serve until the Annual Meeting of Stockholders in 2011: Judith B. Craven.	Mgmt	For	For
	2	To elect as director the nominee named in the proxy statement to serve until the Annual Meeting of Stockholders in 2011: Phyllis S. Sewell.	Mgmt	For	For
	3	To elect as director the nominee named in the proxy statement to serve until the Annual Meeting of Stockholders in 2011: Richard G. Tilghman.	Mgmt	For	For
4

To approve the material terms of, and the payment of compensation to certain executive officers pursuant to, the 2008 Cash Performance Unit Plan so that the deductibility of such compensation will not be limited by Section 162(m) of the Internal Revenue Code.

			Mgmt	For	For
	5	To ratify the appointment of Ernst & Young LLP as SYSCO's independent accountants for fiscal 2009.	Mgmt	For	For
	6	To consider a stockholder proposal, if presented at the meeting, requesting that the Board of Directors take the necessary steps to require that all directors stand for election annually.	Shldr	Against	For

Account # 00000000000000007983

12/17/2008	AUTOZONE, INC.	053332102 [AZO ]	Annual Meeting			10/20/2008	3,000.00
						Vote Date:	11/17/2008
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Ernst & Young LLP as independent registered public accounting firm for the 2009 fiscal year.	Mgmt	For	For

Account # 00000000000000007983

1/16/2009	TIME WARNER, INC.	887317105 [TWX ]	Special Meeting			11/20/2008	25,000.00
		Voted by:	JJEWELL			Vote Date:	12/8/2008
1

Company proposal to (a) authorize the Board of Directors to effect, in its discretion prior to December 31, 2009, a reverse stock split of the outstanding and treasury Common Stock of Time Warner, at a reverse stock split ratio of either 1-for-2 or 1-for-3, as determined by the Board of Directors, and (b) approve a corresponding amendment to the Company's Restated Certificate of Incorporation in the form attached to the accompanying Proxy Statement as Appendix A (to be filed if the Board determines a reverse stock split ratio of 1-for-2) or Appendix B (to be filed if the Board determines a reverse stock split ratio of 1-for-3) to effect the reverse split and to reduce proportionately the total number of shares of Common Stock and shares of

			Mgmt	For	For

Account # 00000000000000007983

2/9/2009	MORGAN STANLEY	617446448 [MS ]	Special Meeting			12/15/2008	15,000.00
		Voted by:	jjewell			Vote Date:	1/12/2009
1

To approve the conversion terms of Morgan Stanley's Series B Non-Cumulative Non-Voting Perpetual Convertible Preferred Stock, the issuance of Morgan Stanley's common stock pursuant to such terms and the potential equity issuances contemplated by the Investor Agreement, dated as of October 13, 2008, as amended, by and between Morgan Stanley and Mitsubishi UFJ Financial Group, Inc.

			Mgmt	For	For
2

To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies if (a) there are insufficient votes at the time of the Special Meeting to adopt Proposal 1 or (b) a quorum is not present at the time of the Special Meeting.

			Mgmt	For	For

Account # 00000000000000007983

2/12/2009	VARIAN MEDICAL SYSTEMS, INC.	92220P105 [VAR ]	Annual Meeting			12/15/2008	10,000.00
		Voted by:	jjewell			Vote Date:	1/12/2009
	1	Election of Directors	Mgmt	For	For
	2	To approve an amendment to the Second Amended and Restated Varian Medical Systems, Inc. 2005 Omnibus Stock Plan to increase the number of shares available for awards thereunder.	Mgmt	For	For
	3	To approve the Varian Medical Systems, Inc. Management Incentive Plan.	Mgmt	For	For
	4	To ratify the appointment of PricewaterhouseCoopers LLP as Varian Medical Systems, Inc.'s independent registered public accounting firm for fiscal 2009.	Mgmt	For	For

Account # 00000000000000007983

2/24/2009	NOVARTIS AG ADS	66987V109 [NVS ]	Annual Meeting			1/23/2009	12,000.00
		Voted by:	jjewell			Vote Date:	2/4/2009
	1	Approval of the Annual Report, the Financial Statements of Novartis AG and the Group Consolidated Financial Statements for the Business Year 2008.	Mgmt	For	For
	2	Discharge from Liability of the Members of the Board of Directors and the Executive Committee.	Mgmt	For	For
	3	Appropriation of Available Earnings of Novartis AG as per Balance Sheet and Declaration of Dividend.	Mgmt	For	For
	4	Reduction of Share Capital.	Mgmt	For	For
	5	Amendment to the Articles of Incorporation: Introduction of a consultative vote on the Remuneration Report.	Mgmt	For	For
	6	Amendment to the Articles of Incorporation: Purpose.	Mgmt	For	For
	7	Amendment to the Articles of Incorporation: Auditors.	Mgmt	For	For
	8	Re-election of Prof. Srikant M. Datar Ph.D. for a three-year term.	Mgmt	For	For
	9	Re-election of Andreas von Planta Ph.D. for a three-year term.	Mgmt	For	For
	10	Re-election of Dr.-Ing. Wendelin Wiedeking for a three-year term.	Mgmt	For	For
	11	Re-election of Prof. Rolf M. Zinkernagel M.D. for a three-year term.	Mgmt	For	For
	12	Election of Prof. William Brody, M.D., Ph.D. for a three-year term.	Mgmt	For	For
	13	Appointment of the Auditor.	Mgmt	For	For
	14	Additional and/or counter-proposals presented at the Meeting.	Mgmt	For	For

Account # 00000000000000007983

3/11/2009	FRANKLIN RESOURCES, INC.	354613101 [BEN ]	Annual Meeting			1/12/2009	7,000.00
		Voted by:	jjewell			Vote Date:	2/11/2009
	9	Election of Director: Chutta Ratnathicam.	Mgmt	For	For
	10	Election of Director: Peter M. Sacerdote.	Mgmt	For	For
	1	Election of Director: Samuel H. Armacost.	Mgmt	For	For
	2	Election of Director: Charles Crocker.	Mgmt	For	For
	3	Election of Director: Joseph R. Hardiman.	Mgmt	For	For
	4	Election of Director: Robert D. Joffe.	Mgmt	For	For
	5	Election of Director: Charles B. Johnson.	Mgmt	For	For
	6	Election of Director: Gregory E. Johnson.	Mgmt	For	For
	7	Election of Director: Rupert H. Johnson, Jr.	Mgmt	For	For
	8	Election of Director: Thomas H. Kean.	Mgmt	For	For
	11	Election of Director: Laura Stein.	Mgmt	For	For
	12	Election of Director: Anne M. Tatlock.	Mgmt	For	For
	13	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2009.	Mgmt	For	For
	14	To resubmit for stockholder approval the Company's 2004 Key Executive Incentive Compensation Plan for purposes of complying with the requirements of Section 162(m) of the Internal Revenue Code.	Mgmt	For	For

Account # 00000000000000007983

3/18/2009	STARBUCKS CORPORATION	855244109 [SBUX ]	Annual Meeting			1/9/2009	20,000.00
		Voted by:	jjewell			Vote Date:	2/18/2009
	1	Election of Director: Howard Schultz.	Mgmt	For	For
	2	Election of Director: Barbara Bass.	Mgmt	For	For
	3	Election of Director: William W. Bradley.	Mgmt	For	For
	4	Election of Director: Mellody Hobson.	Mgmt	For	For
	5	Election of Director: Kevin R. Johnson.	Mgmt	For	For
	6	Election of Director: Olden Lee.	Mgmt	For	For
	7	Election of Director: Sheryl Sandberg.	Mgmt	For	For
	8	Election of Director: James G. Shennan, Jr.	Mgmt	For	For
	9	Election of Director: Javier G. Teruel	Mgmt	For	For
	10	Election of Director: Myron E. Ullman, III.	Mgmt	For	For
	11	Election of Director: Craig E. Weatherup.	Mgmt	For	For
	12	Amendments to equity plans for one-time stock option exchange program for employees other than directors & executive officers.	Mgmt	For	For
	13	Proposal to ratify the selection of Deloitte & Touche LLP as the independent registered public accounting firm for fiscal 2009.	Mgmt	For	For

Account # 00000000000000007983

3/18/2009	HEWLETT-PACKARD COMPANY	428236103 [HPQ ]	Annual Meeting			1/20/2009	15,000.00
		Voted by:	jjewell			Vote Date:	2/18/2009
	1	Election of Director: L.T. Babbio, Jr.	Mgmt	For	For
	2	Election of Director: S.M. Baldauf.	Mgmt	For	For
	3	Election of Director: R.L. Gupta.	Mgmt	For	For
	4	Election of Director: J.H. Hammergren.	Mgmt	For	For
	5	Election of Director: M.V. Hurd.	Mgmt	For	For
	6	Election of Director: J.Z. Hyatt.	Mgmt	For	For
	7	Election of Director: J.R. Joyce.	Mgmt	For	For
	8	Election of Director: R.L. Ryan.	Mgmt	For	For
	9	Election of Director: L.S. Salhany.	Mgmt	For	For
	10	Election of Director: G.K. Thompson.	Mgmt	For	For
	11	Proposal to ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2009.	Mgmt	For	For

Account # 00000000000000007983

4/8/2009	SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)	806857108 [SLB ]	Annual Meeting			2/18/2009	8,000.00
		Voted by:	jjewell			Vote Date:	3/25/2009
	1	Election of Directors	Mgmt	For	For
	2	Proposal to adopt and approve of financials and dividends.	Mgmt	For	For
	3	Proposal regarding a stockholder advisory vote on named executive officer compensation.	Shldr	Against	For
	4	Proposal to approve of independent registered public accounting firm.	Mgmt	For	For

Account # 00000000000000007983

4/16/2009	TEXAS INSTRUMENTS INCORPORATED	882508104 [TXN ]	Annual Meeting			2/17/2009	35,000.00
		Voted by:	jjewell			Vote Date:	3/16/2009
	1	Election of Director: J. R. Adams.	Mgmt	For	For
	2	Election of Director: D. L. Boren.	Mgmt	For	For
	3	Election of Director: D. A. Carp.	Mgmt	For	For
	4	Election of Director: C. S. Cox.	Mgmt	For	For
	5	Election of Director: D. R. Goode.	Mgmt	For	For
	6	Election of Director: S. P. MacMillan.	Mgmt	For	For
	7	Election of Director: P. H. Patsley.	Mgmt	For	For
	8	Election of Director: W. R. Sanders.	Mgmt	For	For
	9	Election of Director: R. J. Simmons.	Mgmt	For	For
	10	Election of Director: R. K. Templeton.	Mgmt	For	For
	11	Election of Director: C. T. Whitman.	Mgmt	For	For
	12	Board proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2009.	Mgmt	For	For
	13	Board proposal to approve a Texas Instruments 2009 Long-Term Compensation Plan.	Mgmt	For	For
	14	Board proposal to approve a Texas Instruments 2009 Director Compensation Plan.	Mgmt	For	For
	15	Stockholder proposal regarding separation of roles of chairman and CEO.	Shldr	Against	For

Account # 00000000000000007983

4/21/2009	VISA INC.	92826C839 [V ]	Annual Meeting			2/26/2009	5,000.00
		Voted by:	jjewell			Vote Date:	3/23/2009
	1	To elect Class I director to serve until the Company's 2011 Annual Meeting of Stockholders: Hani Al-Qadi.	Mgmt	For	For
	2	To elect Class I director to serve until the Company's 2011 Annual Meeting of Stockholders: Charles T. Doyle.	Mgmt	For	For
	3	To elect Class I director to serve until the Company's 2011 Annual Meeting of Stockholders: Peter Hawkins.	Mgmt	For	For
	4	To elect Class I director to serve until the Company's 2011 Annual Meeting of Stockholders: David I. McKay.	Mgmt	For	For
	5	To elect Class I director to serve until the Company's 2011 Annual Meeting of Stockholders: Charles W. Scharf.	Mgmt	For	For
	6	To elect Class I director to serve until the Company's 2011 Annual Meeting of Stockholders: Segismundo Schulin-Zeuthen.	Mgmt	For	For
	7	To elect Class II director to serve until the Company's 2012 Annual Meeting of Stockholders: Thomas J. Campbell.	Mgmt	For	For
	8	To elect Class II director to serve until the Company's 2012 Annual Meeting of Stockholders: Gary P. Coughlan.	Mgmt	For	For
	9	To elect Class II director to serve until the Company's 2012 Annual Meeting of Stockholders: Mary B. Cranston.	Mgmt	For	For
	10	To elect Class II director to serve until the Company's 2012 Annual Meeting of Stockholders: Francisco Javier Fernandez-Carbajal.	Mgmt	For	For
	11	To elect Class II director to serve until the Company's 2012 Annual Meeting of Stockholders: Suzanne Nora Johnson.	Mgmt	For	For
	12	To elect Class II director to serve until the Company's 2012 Annual Meeting of Stockholders: Joseph W. Saunders.	Mgmt	For	For
	13	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2009.	Mgmt	For	For

Account # 00000000000000007983

4/21/2009	U.S. BANCORP/MN	902973304 [USB ]	Annual Meeting			2/23/2009	30,000.00
		Voted by:	jjewell			Vote Date:	4/1/2009
	1	Election of Director to serve until the Annual Meeting in 2010: Douglas M. Baker, Jr.	Mgmt	For	For
	2	Election of Director to serve until the Annual Meeting in 2010: Y. Marc Belton.	Mgmt	For	For
	3	Election of Director to serve until the Annual Meeting in 2010: Richard K. Davis.	Mgmt	For	For
	4	Election of Director to serve until the Annual Meeting in 2010: Joel W. Johnson.	Mgmt	For	For
	5	Election of Director to serve until the Annual Meeting in 2010: David B. O'Maley.	Mgmt	For	For
	6	Election of Director to serve until the Annual Meeting in 2010: O'Dell M. Owens, M.D., M.P.H.	Mgmt	For	For
	7	Election of Director to serve until the Annual Meeting in 2010: Craig D. Schnuck.	Mgmt	For	For
	8	Election of Director to serve until the Annual Meeting in 2010: Patrick T. Stokes.	Mgmt	For	For
	9	Ratify selection of Ernst & Young LLP as independent auditor for the 2009 fiscal year.	Mgmt	For	For
	10	Advisory vote to approve executive compensation program.	Mgmt	For	For

Account # 00000000000000007983

4/22/2009	GENERAL ELECTRIC COMPANY	369604103 [GE ]	Annual Meeting			2/23/2009	50,000.00
		Voted by:	jjewell			Vote Date:	3/23/2009
	1	Election of Director: James I. Cash, Jr.	Mgmt	For	For
	2	Election of Director: William M. Castell.	Mgmt	For	For
	3	Election of Director: Ann M. Fudge.	Mgmt	For	For
	4	Election of Director: Susan Hockfield.	Mgmt	For	For
	5	Election of Director: Jeffrey R. Immelt.	Mgmt	For	For
	6	Election of Director: Andrea Jung.	Mgmt	For	For
	7	Election of Director: Alan G. (A.G.) Lafley.	Mgmt	For	For
	8	Election of Director: Robert W. Lane.	Mgmt	For	For
	9	Election of Director: Ralph S. Larsen.	Mgmt	For	For
	10	Election of Director: Rochelle B. Lazarus.	Mgmt	For	For
	11	Election of Director: James J. Mulva.	Mgmt	For	For
	12	Election of Director: Sam Nunn.	Mgmt	For	For
	13	Election of Director: Roger S. Penske.	Mgmt	For	For
	14	Election of Director: Robert J. Swieringa.	Mgmt	For	For
	15	Election of Director: Douglas A. Warner III.	Mgmt	For	For
	16	Ratification of KPMG.	Mgmt	For	For
	17	Cumulative Voting.	Shldr	Against	For
	18	Executive Compensation Advisory Vote.	Shldr	Against	For
	19	Independent Study Regarding Breaking Up GE.	Shldr	Against	For
	20	Dividend Policy.	Shldr	Against	For
	21	Shareholder Vote on Golden Parachutes.	Shldr	Against	For

Account # 00000000000000007983

4/23/2009	JOHNSON & JOHNSON	478160104 [JNJ ]	Annual Meeting			2/24/2009	25,000.00
		Voted by:	jjewell			Vote Date:	3/23/2009
	1	Election of Director: Mary Sue Coleman.	Mgmt	For	For
	2	Election of Director: James G. Cullen.	Mgmt	For	For
	3	Election of Director: Michael M. E. Johns.	Mgmt	For	For
	4	Election of Director: Arnold G. Langbo.	Mgmt	For	For
	5	Election of Director: Susan L. Lindquist.	Mgmt	For	For
	6	Election of Director: Leo F. Mullin.	Mgmt	For	For
	7	Election of Director: William D. Perez.	Mgmt	For	For
	8	Election of Director: Charles Prince.	Mgmt	For	For
	9	Election of Director: David Satcher.	Mgmt	For	For
	10	Election of Director: William C. Weldon.	Mgmt	For	For
	11	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Mgmt	For	For
	12	Advisory Vote on Executive Compensation Policies and Disclosure.	Shldr	Against	For

Account # 00000000000000007983

4/23/2009	BAKER HUGHES INCORPORATED	057224107 [BHI ]	Annual Meeting			2/26/2009	10,000.00
		Voted by:	jjewell			Vote Date:	3/24/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Deloitte & Touche as the Company's Independent Registered Public Accounting Firm for Fiscal Year 2009.	Mgmt	For	For
	3	Proposal to Approve the Amendment to the Baker Hughes Incorporated Employee Stock Purchase Plan.	Mgmt	For	For
	4	Stockholder Proposal No. 1 regarding Calling Special Shareowners Meetings.	Shldr	Against	For

Account # 00000000000000007983

4/24/2009	AT&T INC.	00206R102 [T ]	Annual Meeting			2/25/2009	20,000.00
		Voted by:	jjewell			Vote Date:	3/24/2009
	1	Election of Director: Randall L. Stephenson.	Mgmt	For	For
	2	Election of Director: William F. Aldinger III.	Mgmt	For	For
	3	Election of Director: Gilbert F. Amelio.	Mgmt	For	For
	4	Election of Director: Reuben V. Anderson.	Mgmt	For	For
	5	Election of Director: James H. Blanchard.	Mgmt	For	For
	6	Election of Director: August A. Busch III.	Mgmt	For	For
	7	Election of Director: Jaime Chico Pardo.	Mgmt	For	For
	8	Election of Director: James P. Kelly.	Mgmt	For	For
	9	Election of Director: Jon C. Madonna.	Mgmt	For	For
	10	Election of Director: Lynn M. Martin.	Mgmt	For	For
	11	Election of Director: John B. McCoy.	Mgmt	For	For
	12	Election of Director: Mary S. Metz.	Mgmt	For	For
	13	Election of Director: Joyce M. Roche.	Mgmt	For	For
	14	Election of Director: Laura D'Andrea Tyson.	Mgmt	For	For
	15	Election of Director: Patricia P. Upton.	Mgmt	For	For
	16	Ratification of appointment of independent auditors.	Mgmt	For	For
	17	Amendment to increase authorized shares.	Mgmt	For	For
	18	Report on political contributions.	Shldr	Against	For
	19	Special stockholder meetings.	Shldr	Against	For
	20	Cumulative voting.	Shldr	Against	For
	21	Bylaw requiring independent chairman.	Shldr	Against	For
	22	Advisory vote on compensation.	Shldr	Against	For
	23	Pension credit policy.	Shldr	Against	For

Account # 00000000000000007983

4/24/2009	ABBOTT LABORATORIES	002824100 [ABT ]	Annual Meeting			2/25/2009	15,000.00
		Voted by:	jjewell			Vote Date:	3/24/2009
	1	Election of Directors	Mgmt	For	For
	2	Approval of the Abbott Laboratories 2009 Incentive Stock Program.	Mgmt	For	For
	3	Approval of the Abbott Laboratories 2009 Employee Stock Purchase Plan for Non-U.S. Employees.	Mgmt	For	For
	4	Ratification of Deloitte & Touche LLP as auditors.	Mgmt	For	For
	5	Shareholder Proposal - Animal Testing.	Shldr	Against	For
	6	Shareholder Proposal - Health Care Principles.	Shldr	Against	For
	7	Shareholder Proposal - Advisory Vote.	Shldr	Against	For

Account # 00000000000000007983

4/27/2009	HONEYWELL INTERNATIONAL INC.	438516106 [HON ]	Annual Meeting			2/27/2009	25,000.00
		Voted by:	jjewell			Vote Date:	3/27/2009
	1	Election of Director: Gordon M. Bethune.	Mgmt	For	For
	2	Election of Director: Jaime Chico Pardo.	Mgmt	For	For
	3	Election of Director: David M. Cote.	Mgmt	For	For
	4	Election of Director: D. Scott Davis.	Mgmt	For	For
	5	Election of Director: Linnet F. Deily.	Mgmt	For	For
	6	Election of Director: Clive R. Hollick.	Mgmt	For	For
	7	Election of Director: George Paz.	Mgmt	For	For
	8	Election of Director: Bradley T. Sheares.	Mgmt	For	For
	9	Election of Director: John R. Stafford.	Mgmt	For	For
	10	Election of Director: Michael W. Wright.	Mgmt	For	For
	11	Approval of Independent Accountants.	Mgmt	For	For
	12	Cumulative Voting.	Shldr	Against	For
	13	Principles for Health Care Reform.	Shldr	Against	For
	14	Executive Compensation Advisory Vote.	Shldr	Against	For
	15	Tax Gross-Up Payments.	Shldr	Against	For
	16	Special Shareowner Meetings.	Shldr	Against	For

Account # 00000000000000007983

4/27/2009	MCAFEE, INC.	579064106 [MFE ]	Annual Meeting			3/10/2009	10,000.00
		Voted by:	jjewell			Vote Date:	4/2/2009
	1	Election of Class II director for three-year term: Mr. Leslie G. Denend.	Mgmt	For	For
	2	Election of Class II director for three-year term: Mr. David G. DeWalt.	Mgmt	For	For
	3	Election of Class II director for three-year term: Mr. Charles J. Robel.	Mgmt	For	For
	4	Approval of the amendment and restatement of our Certificate of Incorporation to effect the gradual declassification of our board of directors.	Mgmt	For	For
	5	Approval of the amendments to our 1997 Stock Incentive Plan, as amended.	Mgmt	For	For
	6	Approval of the amendment to our 2002 Employee Stock Purchase Plan, as amended.	Mgmt	For	For
	7	Approval of the amendment and restatement of our 1993 Stock Option Plan for Outside Directors.	Mgmt	For	For
	8	To ratify the appointment of Deloitte & Touche LLP as our independent public accountants for the year ending December 31, 2009.	Mgmt	For	For

Account # 00000000000000007983

4/28/2009	INTERNATIONAL BUSINESS MACHINES CORPORATION	459200101 [IBM ]	Annual Meeting			2/27/2009	9,000.00
		Voted by:	jjewell			Vote Date:	3/30/2009
	1	Election of Director for a Term of One Year (Page 5): A. J. P. Belda.	Mgmt	For	For
	2	Election of Director for a Term of One Year (Page 5): C. Black.	Mgmt	For	For
	3	Election of Director for a Term of One Year (Page 5): W. R. Brody.	Mgmt	For	For
	4	Election of Director for a Term of One Year (Page 5): K. I. Chenault.	Mgmt	For	For
	5	Election of Director for a Term of One Year (Page 5): M. L. Eskew.	Mgmt	For	For
	6	Election of Director for a Term of One Year (Page 5): S. A. Jackson.	Mgmt	For	For
	7	Election of Director for a Term of One Year (Page 5): T. Nishimuro.	Mgmt	For	For
	8	Election of Director for a Term of One Year (Page 5): J. W. Owens.	Mgmt	For	For
	9	Election of Director for a Term of One Year (Page 5): S. J. Palmisano.	Mgmt	For	For
	10	Election of Director for a Term of One Year (Page 5): J.E. Spero.	Mgmt	For	For
	11	Election of Director for a Term of One Year (Page 5): S. Taurel.	Mgmt	For	For
	12	Election of Director for a Term of One Year (Page 5): L. H. Zambrano.	Mgmt	For	For
	13	Ratification of Appointment of Independent Registered Public Accounting Firm (Page 71).	Mgmt	For	For
	14	Approval of Long-Term Incentive Performance Terms for Certain Executives pursuant to Section 162(m) of the Internal Revenue Code (Page 72).	Mgmt	For	For
	15	Stockholder Proposal on Cumulative Voting (Page 75).	Shldr	Against	For
	16	Stockholder Proposal on Executive Compensation and Pension Income (Page 75).	Shldr	Against	For
	17	Stockholder Proposal on Advisory Vote on Executive Compensation (Page 77).	Shldr	Against	For

Account # 00000000000000007983

4/28/2009	WELLS FARGO & COMPANY	949746101 [WFC ]	Annual Meeting			2/27/2009	25,000.00
		Voted by:	jjewell			Vote Date:	3/30/2009
	1	Election of Director: John D. Baker II.	Mgmt	For	For
	2	Election of Director: John S. Chen.	Mgmt	For	For
	3	Election of Director: Lloyd H. Dean.	Mgmt	For	For
	4	Election of Director: Susan E. Engel.	Mgmt	For	For
	5	Election of Director: Enrique Hernandez, Jr.	Mgmt	For	For
	6	Election of Director: Donald M. James.	Mgmt	For	For
	7	Election of Director: Robert L. Joss.	Mgmt	For	For
	8	Election of Director: Richard M. Kovacevich.	Mgmt	For	For
	9	Election of Director: Richard D. McCormick.	Mgmt	For	For
	10	Election of Director: Mackey J. McDonald.	Mgmt	For	For
	11	Election of Director: Cynthia H. Milligan.	Mgmt	For	For
	12	Election of Director: Nicholas G. Moore.	Mgmt	For	For
	13	Election of Director: Philip J. Quigley.	Mgmt	For	For
	14	Election of Director: Donald B. Rice.	Mgmt	For	For
	15	Election of Director: Judith M. Runstad.	Mgmt	For	For
	16	Election of Director: Stephen W. Sanger.	Mgmt	For	For
	17	Election of Director: Robert K. Steel.	Mgmt	For	For
	18	Election of Director: John G. Stumpf.	Mgmt	For	For
	19	Election of Director: Susan G. Swenson.	Mgmt	For	For
	20	Proposal to approve a non-binding advisory resolution regarding the compensation of the Company's named executives.	Mgmt	For	For
	21	Proposal to ratify appointment of KPMG LLP as independent auditors for 2009.	Mgmt	For	For
	22	Proposal to approve an amendment to the Company's Long-Term Incentive Compensation Plan.	Mgmt	For	For
	23	Stockholder proposal regarding a By-Laws amendment to require an independent chairman.	Shldr	Against	For
	24	Stockholder proposal regarding a report on political contributions.	Shldr	Against	For

Account # 00000000000000007983

4/28/2009	METLIFE, INC.	59156R108 [MET ]	Annual Meeting			3/2/2009	10,000.00
		Voted by:	jjewell			Vote Date:	4/2/2009
	1	Election of Directors	Mgmt	For	For
	2	Reapproval of the MetLife, Inc. 2005 Stock and Incentive Compensation Plan.	Mgmt	For	For
	3	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for 2009.	Mgmt	For	For

Account # 00000000000000007983

4/29/2009	MCGRAW-HILL COMPANIES, INC. (THE)	580645109 [MHP ]	Annual Meeting			3/9/2009	20,000.00
		Voted by:	jjewell			Vote Date:	3/30/2009
	1	Election of Directors	Mgmt	For	For
	2	Vote to reapprove performance goals under our 2002 Stock Incentive Plan.	Mgmt	For	For
	3	Vote to ratify Ernst & Young LLP as our independent Registered Public Accounting Firm for 2009.	Mgmt	For	For
	4	Shareholder proposal requesting election of each Director annually.	Shldr	Against	For
	5	Shareholder proposal requesting adoption of simple majority vote.	Shldr	Against	For
	6	Shareholder proposal requesting public disclosure of corporate policies and procedures regarding political contributions and the amount of such contributions.	Shldr	Against	For
	7	Shareholder proposal requesting election of Directors by majority vote.	Shldr	Against	For
	8	Shareholder proposal requesting adoption of policy requiring Chairman to be independent Director who has not previously served as an Executive Officer of the Company.	Shldr	Against	For

Account # 00000000000000007983

4/30/2009	VALERO ENERGY CORPORATION	91913Y100 [VLO ]	Annual Meeting			3/2/2009	12,000.00
		Voted by:	jjewell			Vote Date:	4/1/2009
	1	Elect Class III director to serve until the 2012 Annual Meeting of Stockholders or until their respective successor is elected and have been qualified: Jerry D. Choate.	Mgmt	For	For
	2	Elect Class III director to serve until the 2012 Annual Meeting of Stockholders or until their respective successor is elected and have been qualified: William R. Kleese.	Mgmt	For	For
	3	Elect Class III director to serve until the 2012 Annual Meeting of Stockholders or until their respective successor is elected and have been qualified: Donald L. Nickles.	Mgmt	For	For
	4	Elect Class III director to serve until the 2012 Annual Meeting of Stockholders or until their respective successor is elected and have been qualified: Susan Kaufman Purcell.	Mgmt	For	For
	5	Ratify the appointment of KPMG LLP as Valero's independent registered public accounting firm for 2009.	Mgmt	For	For
	6	Vote on a stockholder proposal entitled, "Say-on-Pay."	Shldr	Against	For
	7	Vote on a stockholder proposal entitled, "Stock Retention by Executives."	Shldr	Against	For
	8	Vote on a stockholder proposal entitled, "Compensation Consultant Disclosures."	Shldr	Against	For
	9	Vote on a stockholder proposal entitled, "Disclosure of Political Contributions/Trade Associations."	Shldr	Against	For

Account # 00000000000000007983

5/1/2009	OCCIDENTAL PETROLEUM CORPORATION	674599105 [OXY ]	Annual Meeting			3/11/2009	12,500.00
		Voted by:	jjewell			Vote Date:	4/1/2009
	1	Election of Director: Spencer Abraham.	Mgmt	For	For
	2	Election of Director: Ronald W. Burkle.	Mgmt	For	For
	3	Election of Director: John S. Chalsty.	Mgmt	For	For
	4	Election of Director: Edward P. Djerejian.	Mgmt	For	For
	5	Election of Director: John E. Felck.	Mgmt	For	For
	6	Election of Director: Ray R. Irani.	Mgmt	For	For
	7	Election of Director: Irvin W. Maloney.	Mgmt	For	For
	8	Election of Director: Avedick B. Poladian.	Mgmt	For	For
	9	Election of Director: Rodolfo Segovia.	Mgmt	For	For
	10	Election of Director: Aziz D. Syriani.	Mgmt	For	For
	11	Election of Director: Rosemary Tomich.	Mgmt	For	For
	12	Election of Director: Walter L. Weisman.	Mgmt	For	For
	13	Ratification of selection of KPMG as independent auditors.	Mgmt	For	For
	14	Amendment of Restated Certificate of Incorporation to permit stockholders to call special meetings.	Mgmt	For	For
	15	Report on assessment of host country laws.	Shldr	Against	For

Account # 00000000000000007983

5/2/2009	BERKSHIRE HATHAWAY INC.	084670108 [BRK ]	Annual Meeting			3/4/2009	12
		Voted by:	jjewell			Vote Date:	4/2/2009
	1	Election of Directors	Mgmt	For	For
	2	Shareholder Proposal: To approve the shareholder proposal with respect to the production of a sustainability report.	Shldr	Against	For

Account # 00000000000000007983

5/2/2009	BERKSHIRE HATHAWAY INC.	084670207 [BRK ]	Annual Meeting			3/4/2009	60
		Voted by:	jjewell			Vote Date:	4/2/2009
	1	Election of Directors	Mgmt	For	For
	2	Shareholder Proposal: To approve the shareholder proposal with respect to the production of a sustainability report.	Shldr	Against	For

Account # 00000000000000007983

5/4/2009	ZIMMER HOLDINGS, INC.	98956P102 [ZMH ]	Annual Meeting			3/5/2009	12,000.00
		Voted by:	jjewell			Vote Date:	4/13/2009
	1	Election of Director: Betsy J. Bernard.	Mgmt	For	For
	2	Election of Director: Marc N. Casper.	Mgmt	For	For
	3	Election of Director: David C. Dvorak.	Mgmt	For	For
	4	Election of Director: Robert A. Hagemann.	Mgmt	For	For
	5	Election of Director: Arthur J. Higgins.	Mgmt	For	For
	6	Election of Director: Cecil B. Pickett, Ph.D.	Mgmt	For	For
	7	Election of Director: Augustus A. White, III, M.D., Ph.D.	Mgmt	For	For
	8	Ratification of appointment of independent registered public accounting firm.	Mgmt	For	For
	9	Approval of the 2009 Stock Incentive Plan.	Mgmt	For	For
	10	Approval of an extension of the Stock Plan for Non-Employee Directors.	Mgmt	For	For
	11	Approval of an extension of the Restated Deferred Compensation Plan for Non-Employee Directors.	Mgmt	For	For

Account # 00000000000000007983

5/5/2009	DANAHER CORPORATION	235851102 [DHR ]	Annual Meeting			3/9/2009	10,000.00
		Voted by:	jjewell			Vote Date:	4/6/2009
	1	Election of Director: Mortimer M. Caplin.	Mgmt	For	For
	2	Election of Director: Donald J. Ehrlich.	Mgmt	For	For
	3	Election of Director: Walter G. Lohr, Jr.	Mgmt	For	For
	4	Election of Director: Linda P. Hefner.	Mgmt	For	For
	5	To ratify the selection of Ernst & Young LLP as Danaher's independent registered public accounting firm for the year ending December 31, 2009.	Mgmt	For	For
	6	To approve certain amendments to Danaher's 2007 Stock Incentive Plan.	Mgmt	For	For
	7	To act upon a shareholder proposal requesting that Danaher's Compensation Committee adopt specified principles relating to the employment of any named executive officer.	Shldr	Against	For
8

To act upon a shareholder proposal requesting that Danaher's Compensation Committee adopt a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs until two years following termination of their employment.

			Shldr	Against	For
9

To act upon a shareholder proposal requesting that Danaher's Board of Directors issue a report identifying policy options for eliminating exposure of the environment and dental consumers to mercury from dental amalgams sold by Danaher.

			Shldr	Against	For

Account # 00000000000000007983

5/5/2009	BAXTER INTERNATIONAL INC.	071813109 [BAX ]	Annual Meeting			3/9/2009	8,000.00
		Voted by:	jjewell			Vote Date:	4/6/2009
	1	Election of Director: Walter E. Boomer	Mgmt	For	For
	2	Election of Director: James R. Gavin III, M.D., Ph.D.	Mgmt	For	For
	3	Election of Director: Peter S. Hellman	Mgmt	For	For
	4	Election of Director: K.J. Storm	Mgmt	For	For
	5	Ratification of independent registered public accounting firm	Mgmt	For	For
	6	Shareholder proposal relating to animal testing	Shldr	Against	For

Account # 00000000000000007983

5/6/2009	EMC CORPORATION/MA	268648102 [EMC ]	Annual Meeting			3/5/2009	60,000.00
		Voted by:	jjewell			Vote Date:	4/6/2009
	1	Election of Director: Michael W. Brown.	Mgmt	For	For
	2	Election of Director: Randolph L. Cowen.	Mgmt	For	For
	3	Election of Director: Michael J. Cronin.	Mgmt	For	For
	4	Election of Director: Gail Deegan.	Mgmt	For	For
	5	Election of Director: John R. Egan.	Mgmt	For	For
	6	Election of Director: W. Paul Fitzgerald.	Mgmt	For	For
	7	Election of Director: Edmund F. Kelly.	Mgmt	For	For
	8	Election of Director: Windle B. Priem.	Mgmt	For	For
	9	Election of Director: Paul Sagan.	Mgmt	For	For
	10	Election of Director: David N. Strohm.	Mgmt	For	For
	11	Election of Director: Joseph M. Tucci.	Mgmt	For	For
	12	To ratify the selection by the Audit Committee of PricewaterhouseCoopers LLP as EMC's independent auditors for the fiscal year ending December 31, 2009, as described in EMC's Proxy Statement.	Mgmt	For	For
13

To approve an amendment to the EMC Corporation Amended and Restated 1989 Employee Stock Purchase Plan to increase by 30 million the number of shares of Common Stock available for grant under such plan, as described in EMC's Proxy Statement.

			Mgmt	For	For
	14	To approve an amendment to EMC's Bylaws to reduce the percentage of shares required for shareholders to call a special meeting of shareholders, as described in EMC's Proxy Statement.	Mgmt	For	For
	15	To act upon a shareholder proposal relating to an advisory vote on executive compensation, as described in EMC's Proxy Statement.	Shldr	Against	For

Account # 00000000000000007983

5/6/2009	AMGEN INC.	031162100 [AMGN ]	Annual Meeting			3/9/2009	11,000.00
		Voted by:	jjewell			Vote Date:	4/6/2009
	1	Election of Director: Dr. David Baltimore.	Mgmt	For	For
	2	Election of Director: Mr. Frank J. Biondi, Jr.	Mgmt	For	For
	3	Election of Director: Mr. Francois de Carbonnel.	Mgmt	For	For
	4	Election of Director: Mr. Jerry D. Choate.	Mgmt	For	For
	5	Election of Director: Dr. Vance D. Coffman.	Mgmt	For	For
	6	Election of Director: Mr. Frederick W. Gluck.	Mgmt	For	For
	7	Election of Director: Mr. Frank C. Herringer.	Mgmt	For	For
	8	Election of Director: Dr. Gilbert S. Omenn.	Mgmt	For	For
	9	Election of Director: Ms. Judith C. Pelham.	Mgmt	For	For
	10	Election of Director: Adm. J. Paul Reason, USN (Retired).	Mgmt	For	For
	11	Election of Director: Mr. Leonard D. Schaeffer.	Mgmt	For	For
	12	Election of Director: Mr. Kevin W. Sharer.	Mgmt	For	For
	13	To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the year ending December 31, 2009.	Mgmt	For	For
	14	To approve the proposed 2009 Equity Incentive Plan, which authorizes the issuance of 100,000,000 shares.	Mgmt	For	For
15

To approve the proposed amendment to our Restated Certificate of Incorporation, as amended, which reduces the sixty-six and two-thirds percent (66-2/3%) voting requirement to a simple majority voting requirement for approval of certain business combinations.

			Mgmt	For	For
	16	Stockholder Proposal #1 (Amend our Bylaws to permit 10 percent of our outstanding Common Stock the ability to call special meetings.)	Shldr	Against	For
	17	Stockholder Proposal #2 (Change our jurisdiction of incorporation from Delaware to North Dakota.)	Shldr	Against	For

Account # 00000000000000007983

5/6/2009	PEPSICO, INC.	713448108 [PEP ]	Annual Meeting			3/6/2009	27,000.00
		Voted by:	jjewell			Vote Date:	4/6/2009
	1	Election of Director: S.L. Brown.	Mgmt	For	For
	2	Election of Director: I.M. Cook.	Mgmt	For	For
	3	Election of Director: D. Dublon.	Mgmt	For	For
	4	Election of Director: V.J. Dzau.	Mgmt	For	For
	5	Election of Director: R.L. Hunt.	Mgmt	For	For
	6	Election of Director: A. Ibarguen.	Mgmt	For	For
	7	Election of Director: A.C. Martinez.	Mgmt	For	For
	8	Election of Director: I.K. Nooyi.	Mgmt	For	For
	9	Election of Director: S.P. Rockefeller.	Mgmt	For	For
	10	Election of Director: J.J. Schiro.	Mgmt	For	For
	11	Election of Director: L.G. Trotter.	Mgmt	For	For
	12	Election of Director: D. Vasella.	Mgmt	For	For
	13	Election of Director: M.D. White.	Mgmt	For	For
	14	Approval of Independent Registered Public Accountants.	Mgmt	For	For
	15	Approval of PepsiCo, Inc. Executive Incentive Compensation Plan.	Mgmt	For	For
	16	Shareholder Proposal - Beverage Container Recycling (Proxy Statement p. 59).	Shldr	Against	For
	17	Shareholder Proposal - Genetically Engineered Products Report (Proxy Statement p. 61).	Shldr	Against	For
	18	Shareholder Proposal - Charitable Contributions Report (Proxy Statement p. 63).	Shldr	Against	For
	19	Shareholder Proposal - Advisory Vote on Compensation (Proxy Statement p. 64).	Shldr	Against	For

Account # 00000000000000007983

5/6/2009	CVS/CAREMARK CORPORATION	126650100 [CVS ]	Annual Meeting			3/12/2009	35,000.00

		Voted by:	jjewell			Vote Date:	4/6/2009
	1	Election of director: Edwin M. Banks	Mgmt	For	For
	2	Election of director: C. David Brown II	Mgmt	For	For
	3	Election of director: David W. Dorman	Mgmt	For	For
	4	Election of director: Kristen Gibney Williams	Mgmt	For	For
	5	Election of director: Marian L. Heard	Mgmt	For	For
	6	Election of director: William H. Joyce	Mgmt	For	For
	7	Election of director: Jean-Pierre Millon	Mgmt	For	For
	8	Election of director: Terrence Murray	Mgmt	For	For
	9	Election of director: C.A. Lance Piccolo	Mgmt	For	For
	10	Election of director: Sheli Z. Rosenberg	Mgmt	For	For
	11	Election of director: Thomas M. Ryan	Mgmt	For	For
	12	Election of director: Richard J. Swift	Mgmt	For	For
	13	Proposal to ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the 2009 fiscal year.	Mgmt	For	For
	14	Stockholder proposal regarding special stockholder meetings.	Shldr	Against	For
	15	Stockholder proposal regarding independent chairman of the board.	Shldr	Against	For
	16	Stockholder proposal regarding political contributions and expenditures.	Shldr	Against	For
	17	Stockholder proposal regarding advisory stockholder vote on executive compensation.	Shldr	Against	For

Account # 00000000000000007983

5/7/2009	VERIZON COMMUNICATIONS, INC.	92343V104 [VZ ]	Annual Meeting			3/9/2009	20,000.00
		Voted by:	jjewell			Vote Date:	4/7/2009
	1	Election of Director: Richard L. Carrion.	Mgmt	For	For
	2	Election of Director: M. Frances Keeth.	Mgmt	For	For
	3	Election of Director: Robert W. Lane.	Mgmt	For	For
	4	Election of Director: Sandra O. Moose.	Mgmt	For	For
	5	Election of Director: Joseph Neubauer.	Mgmt	For	For
	6	Election of Director: Donald T. Nicolaisen.	Mgmt	For	For
	7	Election of Director: Thomas H. O'Brien.	Mgmt	For	For
	8	Election of Director: Clarence Otis, Jr.	Mgmt	For	For
	9	Election of Director: Hugh B. Price.	Mgmt	For	For
	10	Election of Director: Ivan G. Seidenberg.	Mgmt	For	For
	11	Election of Director: John W. Snow.	Mgmt	For	For
	12	Election of Director: John R. Stafford.	Mgmt	For	For
	13	Ratification of Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm.	Mgmt	For	For
	14	Advisory Vote Related to Executive Compensation.	Mgmt	For	For
	15	Approval of Long-Term Incentive Plan.	Mgmt	For	For
	16	Approval of Short-Term Incentive Plan.	Mgmt	For	For
	17	Prohibit Granting Stock Options.	Shldr	Against	For
	18	Shareholder Ability to Call Special Meeting.	Shldr	Against	For
	19	Separate Offices of Chairman and CEO.	Shldr	Against	For
	20	Cumulative Voting.	Shldr	Against	For
	21	Shareholder Approval of Benefits Paid After Death.	Shldr	Against	For

Account # 00000000000000007983

5/7/2009	GOOGLE INC.	38259P508 [GOOG ]	Annual Meeting			3/10/2009	2,000.00
		Voted by:	jjewell			Vote Date:	4/7/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm of Google Inc. for the fiscal year ending December 31, 2009.	Mgmt	For	For
	3	Approval of an amendment to Google's 2004 Stock Plan to increase the number of authorized shares of Class A common stock issuable under the plan by 8,500,000.	Mgmt	For	For
	4	Stockholder proposal regarding politicial contribution disclosure.	Shldr	For	For
	5	Stockholder proposal regarding internet censorship.	Shldr	Against	For
	6	Stockholder proposal regarding health care reform.	Shldr	Against	For

Account # 00000000000000007983

5/7/2009	APACHE CORPORATION	037411105 [APA ]	Annual Meeting			3/18/2009	10,000.00
		Voted by:	jjewell			Vote Date:	4/7/2009
	1	Election of Director: Frederick M. Bohen.	Mgmt	For	For
	2	Election of Director: George D. Lawrence.	Mgmt	For	For
	3	Election of Director: Rodman D. Patton.	Mgmt	For	For
	4	Election of Director: Charles J. Pitman.	Mgmt	For	For

Account # 00000000000000007983

5/7/2009	PEABODY ENERGY CORPORATION	704549104 [BTU ]	Annual Meeting			3/13/2009	20,000.00
		Voted by:	jjewell			Vote Date:	4/7/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Appointment of Independent Registered Public Accounting Firm.	Mgmt	For	For
	3	Reapproval of the material terms of the performance measures under Peabody's 2004 Long-Term Equity Incentive Plan.	Mgmt	For	For

Account # 00000000000000007983

5/7/2009	POTASH CORPORATION OF SASKATCHEWAN INC.	73755L107 [POT ]	Special Meeting			3/12/2009	3,500.00
		Voted by:	jjewell			Vote Date:	4/7/2009
	1	Election of Directors	Mgmt	For	For
	2	The appointment of Deloitte & Touche LLP as auditors of the Corporation.	Mgmt	For	For
3

The resolution (attached as Appendix B to the accompanying Management Proxy Circular) approving the adoption of a new Performance Option Plan, the full text of which is attached as Appendix C to the accompanying Management Proxy Circular.

			Mgmt	For	For
	4	The shareholder proposal (attached as Appendix D to the accompanying Management Proxy Circular).	Shldr	Against	For

Account # 00000000000000007983

5/7/2009	BEMIS COMPANY, INC.	081437105 [BMS ]	Annual Meeting			3/13/2009	9,000.00
		Voted by:	jjewell			Vote Date:	4/7/2009
	1	Election of Directors	Mgmt	For	For
	2	To ratify the appointment of PricewaterhouseCoopers LLP, as our independent registered public accounting firm.	Mgmt	For	For
	3	To act on a proposal to reapprove the Bemis Company, Inc. 1997 Executive Officer Performance Plan.	Mgmt	For	For
	4	To act on a proposal to amend the Bemis Company, Inc. 2007 Stock Incentive Plan.	Mgmt	For	For
	5	To vote upon a proposal submitted by a shareholder, if properly presented at the meeting.	Shldr	Against	For

Account # 00000000000000007983

5/7/2009	DUKE ENERGY CORPORATION	26441C105 [DUK ]	Annual Meeting			3/12/2009	32,000.00

		Voted by:	jjewell			Vote Date:	4/21/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Deloitte & Touche LLP as Duke Energy Corporation's independent public accountant for 2009.	Mgmt	For	For

Account # 00000000000000007983

5/8/2009	WASTE MANAGEMENT, INC.	94106L109 [WMI ]	Annual Meeting			3/11/2009	13,000.00
		Voted by:	jjewell			Vote Date:	4/8/2009
	1	Election of Director: Pastora San Juan Cafferty.	Mgmt	For	For
	2	Election of Director: Frank M. Clark, Jr.	Mgmt	For	For
	3	Election of Director: Patrick W. Gross.	Mgmt	For	For
	4	Election of Director: John C. Pope.	Mgmt	For	For
	5	Election of Director: W. Robert Reum.	Mgmt	For	For
	6	Election of Director: Steven G. Rothmeier.	Mgmt	For	For
	7	Election of Director: David P. Steiner.	Mgmt	For	For
	8	Election of Director: Thomas H. Weidemeyer.	Mgmt	For	For
	9	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2009.	Mgmt	For	For
	10	Proposal to amend the Company's Employee Stock Purchase Plan to increase the number of shares authorized for issuance under the plan.	Mgmt	For	For
	11	Proposal to approve the Company's 2009 Stock Incentive Plan.	Mgmt	For	For
	12	Proposal relating to disclosure of political contributions, if properly presented at the meeting.	Shldr	Against	For
	13	Proposal to adopt simple majority vote, if properly presented at the meeting.	Shldr	Against	For

Account # 00000000000000007983

5/8/2009	GOLDMAN SACHS GROUP, INC. (THE)	38141G104 [GS ]	Annual Meeting			3/9/2009	3,000.00
		Voted by:	jjewell			Vote Date:	4/9/2009
	1	Election of Director: Lloyd C. Blankfein.	Mgmt	For	For
	2	Election of Director: John H. Bryan.	Mgmt	For	For
	3	Election of Director: Gary D. Cohn.	Mgmt	For	For
	4	Election of Director: Claes Dahlback.	Mgmt	For	For
	5	Election of Director: Stephen Friedman.	Mgmt	For	For
	6	Election of Director: William W. George.	Mgmt	For	For
	7	Election of Director: Rajat K. Gupta.	Mgmt	For	For
	8	Election of Director: James A. Johnson.	Mgmt	For	For
	9	Election of Director: Lois D. Juliber.	Mgmt	For	For
	10	Election of Director: Lakshmi N. Mittal.	Mgmt	For	For
	11	Election of Director: James J. Schiro.	Mgmt	For	For
	12	Election of Director: Ruth J. Simmons.	Mgmt	For	For
	13	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our 2009 fiscal year.	Mgmt	For	For
	14	Advisory vote to approve executive compensation.	Mgmt	For	For
	15	Shareholder proposal regarding cumulative voting.	Shldr	Against	For
	16	Shareholder proposal regarding simple majority vote.	Shldr	Against	For
	17	Shareholder proposal to amend by-laws to provide for a board committee on U.S. economic security.	Shldr	Against	For
	18	Shareholder proposal regarding political contributions.	Shldr	Against	For

Account # 00000000000000007983

5/12/2009	3M COMPANY	88579Y101 [MMM ]	Annual Meeting			3/13/2009	10,000.00
		Voted by:	jjewell			Vote Date:	4/13/2009
	1	Election of Director: Linda G. Alvarado.	Mgmt	For	For
	2	Election of Director: George W. Buckley.	Mgmt	For	For
	3	Election of Director: Vance D. Coffman.	Mgmt	For	For
	4	Election of Director: Michael L. Eskew.	Mgmt	For	For
	5	Election of Director: W. James Farrell.	Mgmt	For	For
	6	Election of Director: Herbert L. Henkel.	Mgmt	For	For
	7	Election of Director: Edward M. Liddy.	Mgmt	For	For
	8	Election of Director: Robert S. Morrison.	Mgmt	For	For
	9	Election of Director: Aulana L. Peters.	Mgmt	For	For
	10	Election of Director: Robert J. Ulrich.	Mgmt	For	For
	11	To ratify the appointment of PricewaterhouseCoopers LLP as 3M's independent registered public accounting firm.	Mgmt	For	For
	12	Stockholder proposal on special meetings.	Shldr	Against	For
	13	Stockholder proposal on the vesting of stock options and awards.	Shldr	Against	For

Account # 00000000000000007983

5/12/2009	DENTSPLY INTERNATIONAL INC.	249030107 [XRAY ]	Annual Meeting			3/16/2009	10,000.00
		Voted by:	jjewell			Vote Date:	4/16/2009
	1	Election of Directors	Mgmt	For	For
	2	Proposal to ratify the appointment of PricewaterhouseCoopers LLP, independent accountants, to audit the books and accounts of the Company for the year ending December 31, 2009.	Mgmt	For	For

Account # 00000000000000007983

5/13/2009	PG&E CORPORATION	69331C108 [PCG ]	Annual Meeting			3/16/2009	10,000.00
		Voted by:	jjewell			Vote Date:	4/13/2009
	1	Election of Director: David R. Andrews.	Mgmt	For	For
	2	Election of Director: C. Lee Cox.	Mgmt	For	For
	3	Election of Director: Peter A. Darbee.	Mgmt	For	For
	4	Election of Director: Maryellen C. Herringer.	Mgmt	For	For
	5	Election of Director: Roger H. Kimmel.	Mgmt	For	For
	6	Election of Director: Richard A. Meserve.	Mgmt	For	For
	7	Election of Director: Forrest E. Miller.	Mgmt	For	For
	8	Election of Director: Barbara L. Rambo.	Mgmt	For	For
	9	Election of Director: Barry Lawson Williams.	Mgmt	For	For
	10	Ratification of Appointment of the Independent Registered Public Accounting Firm.	Mgmt	For	For
	11	Shareholder Say on Executive Pay.	Shldr	Against	For
	12	Reincorporation in North Dakota.	Shldr	Against	For

Account # 00000000000000007983

5/13/2009	COMCAST CORPORATION	20030N101 [CMCSK ]	Annual Meeting			3/4/2009	15,000.00
		Voted by:	jjewell			Vote Date:	4/14/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of independent auditors.	Mgmt	For	For
	3	Approval of our 2002 Employee Stock Purchase Plan, as amended and restated.	Mgmt	For	For
	4	Approval of our 2002 Restricted Stock Plan, as amended and restated.	Mgmt	For	For
	5	Approval of our 2003 Stock Option Plan, as amended and restated.	Mgmt	For	For
	6	Identify all executive officers who earn in excess of $500,000.	Shldr	Against	For
	7	Obtain shareholder approval of certain future death benefit arrangements.	Shldr	Against	For
	8	Adopt an annual vote on executive compensation.	Shldr	Against	For
	9	Adopt a recapitalization plan.	Shldr	Against	For

Account # 00000000000000007983

5/13/2009	CONOCOPHILLIPS	20825C104 [COP ]	Annual Meeting			3/17/2009	15,000.00
		Voted by:	jjewell			Vote Date:	4/17/2009
	1	Election of Director: Richard L. Armitage.	Mgmt	For	For
	2	Election of Director: Richard H. Auchinleck	Mgmt	For	For
	3	Election of Director: James E. Copeland, Jr.	Mgmt	For	For
	4	Election of Director: Kenneth M. Duberstein.	Mgmt	For	For
	5	Election of Director: Ruth R. Harkin.	Mgmt	For	For
	6	Election of Director: Harold W. McGraw III.	Mgmt	For	For
	7	Election of Director: James J. Mulva.	Mgmt	For	For
	8	Election of Director: Harald J. Norvik.	Mgmt	For	For
	9	Election of Director: William K. Reilly.	Mgmt	For	For
	10	Election of Director: Bobby S. Shackouls.	Mgmt	For	For
	11	Election of Director: Victoria J. Tschinkel.	Mgmt	For	For
	12	Election of Director: Kathryn C. Turner.	Mgmt	For	For
	13	Election of Director: William E. Wade, Jr.	Mgmt	For	For
	14	Proposal to ratify appointment of Ernst & Young LLP as ConocoPhillips' independent registered public accounting firm for 2009.	Mgmt	For	For
	15	Proposal to Approve 2009 Omnibus Stock and Performance Incentive Plan.	Mgmt	For	For
	16	Universal Health Care Principles.	Shldr	Against	For
	17	Advisory Vote on Executive Compensation.	Shldr	Against	For
	18	Political Contributions.	Shldr	Against	For
	19	Greenhouse Gas Reduction.	Shldr	Against	For
	20	Oil Sands Drilling.	Shldr	Against	For
	21	Director Qualifications.	Shldr	Against	For

Account # 00000000000000007983

5/14/2009	NUCOR CORPORATION	670346105 [NUE ]	Annual Meeting			3/16/2009	10,000.00
		Voted by:	jjewell			Vote Date:	4/14/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratify the appointment of PricewaterhouseCoopers LLP as Nucor's independent registered public accounting firm for the year ended December 31, 2009.	Mgmt	For	For
	3	Stockholder proposal regarding majority vote.	Shldr	Against	For
	4	Stockholder proposal regarding declassification of Board of Directors.	Shldr	Against	For
	5	Stockholder proposal regarding human rights.	Shldr	Against	For
	6	Stockholder proposal regarding principles for health care reform.	Shldr	Against	For

Account # 00000000000000007983

5/14/2009	UNION PACIFIC CORPORATION	907818108 [UNP ]	Annual Meeting			3/6/2009	12,000.00
		Voted by:	jjewell			Vote Date:	4/14/2009
	1	Election of Director: A.H. Card, Jr.	Mgmt	For	For
	2	Election of Director: E.B. Davis, Jr.	Mgmt	For	For
	3	Election of Director: T.J. Donohue.	Mgmt	For	For
	4	Election of Director: A.W. Dunham.	Mgmt	For	For
	5	Election of Director: J.R. Hope.	Mgmt	For	For
	6	Election of Director: C.C. Krulak.	Mgmt	For	For
	7	Election of Director: M.R. McCarthy.	Mgmt	For	For
	8	Election of Director: M.W. McConnell.	Mgmt	For	For
	9	Election of Director: T.F. McLarty III.	Mgmt	For	For
	10	Election of Director: S.R. Rogel.	Mgmt	For	For
	11	Election of Director: J.H. Villarreal.	Mgmt	For	For
	12	Election of Director: J.R. Young.	Mgmt	For	For
	13	Appointment of Deloitte & Touche as the independent registered public accounting firm.	Mgmt	For	For
	14	Shareholder proposal regarding political contributions.	Shldr	Against	For

Account # 00000000000000007983

5/14/2009	TEREX CORPORATION	880779103 [TEX ]	Annual Meeting			3/17/2009	25,000.00
		Voted by:	jjewell			Vote Date:	4/14/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of selection of independent registered public accounting firm.	Mgmt	For	For
	3	Approval of the Terex Corporation 2009 Omnibus Incentive Plan.	Mgmt	For	For

Account # 00000000000000007983

5/14/2009	QUEST DIAGNOSTICS INCORPORATED	74834L100 [DGX ]	Annual Meeting			3/16/2009	12,000.00
		Voted by:	jjewell			Vote Date:	4/24/2009
	1	Election of Director: Jenne K. Britell, Ph.D.	Mgmt	For	For
	2	Election of Director: Gail R. Wilensky, Ph.D.	Mgmt	For	For
	3	Election of Director: John B. Ziegler.	Mgmt	For	For
	4	To approve amendments to the Employee Long-Term Incentive Plan.	Mgmt	For	For
	5	To approve amendments to the Long-Term Incentive Plan for Non-Employee Directors.	Mgmt	For	For
	6	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2009.	Mgmt	For	For

Account # 00000000000000007983

5/19/2009	JPMORGAN CHASE & CO.	46625H100 [JPM ]	Annual Meeting			3/20/2009	38,000.00
		Voted by:	jjewell			Vote Date:	4/20/2009
	1	Election of Director: Crandall C. Bowles.	Mgmt	For	For
	2	Election of Director: Stephen B. Burke.	Mgmt	For	For
	3	Election of Director: David M. Cote.	Mgmt	For	For
	4	Election of Director: James S. Crown.	Mgmt	For	For
	5	Election of Director: James Dimon.	Mgmt	For	For
	6	Election of Director: Ellen V. Futter.	Mgmt	For	For
	7	Election of Director: William H. Gray, III.	Mgmt	For	For
	8	Election of Director: Laban P. Jackson, Jr.	Mgmt	For	For
	9	Election of Director: David C. Novak.	Mgmt	For	For
	10	Election of Director: Lee R. Raymond.	Mgmt	For	For
	11	Election of Director: William C. Weldon.	Mgmt	For	For
	12	Appointment of independent registered public accounting firm.	Mgmt	For	For
	13	Advisory vote on executive compensation.	Mgmt	For	For
	14	Governmental service report.	Shldr	Against	For
	15	Cumulative voting.	Shldr	Against	For
	16	Special shareowner meetings.	Shldr	Against	For
	17	Credit card lending practices.	Shldr	Against	For
	18	Changes to KEPP.	Shldr	Against	For
	19	Share retention.	Shldr	Against	For
	20	Carbon principles report.	Shldr	Against	For

Account # 00000000000000007983

5/19/2009	QUESTAR CORPORATION	748356102 [STR ]	Annual Meeting			3/10/2009	20,000.00
		Voted by:	jjewell			Vote Date:	4/24/2009
	1	Election of Directors	Mgmt	For	For
	2	Proposal to ratify the selection of Ernst & Young LLP as the Company's independent auditor.	Mgmt	For	For
3

Proposal to amend Questar Corporation's Articles of Incorporation to provide for the elimination of the Company's classified board structure and remove the requirement that the Company have 13 directors.

			Mgmt	For	For
	4	Proposal to amend Questar Corporation's Articles of Incorporation to remove an outdated statutory reference and clarify the director liability standard.	Mgmt	For	For
	5	Proposal to amend Questar Corporation's Articles of Incorporation to increase the number of authorized shares from 360,000,000 to 510,000,000 and to make certain other clarifying changes.	Mgmt	For	For
	6	Proposal to amend Questar Corporation's Articles of Incorporation to eliminate a limit on preferred stock.	Mgmt	For	For
	7	Proposal to approve performance metrics and amendments to the Long-term Cash Incentive Plan.	Mgmt	For	For
	8	A shareholder proposal to utilize a majority voting standard in uncontested director elections.	Shldr	Abstain
	9	A shareholder proposal to hold an advisory vote on executive compensation.	Shldr	Against	For

Account # 00000000000000007983

5/20/2009	INTEL CORPORATION	458140100 [INTC ]	Annual Meeting			3/23/2009	20,000.00
		Voted by:	jjewell			Vote Date:	4/20/2009
	1	Election of Director: Charlene Barshefsky.	Mgmt	For	For
	2	Election of Director: Susan L. Decker.	Mgmt	For	For
	3	Election of Director: John J. Donahoe.	Mgmt	For	For
	4	Election of Director: Reed E. Hundt.	Mgmt	For	For
	5	Election of Director: Paul S. Otellini.	Mgmt	For	For
	6	Election of Director: James D. Plummer.	Mgmt	For	For
	7	Election of Director: David S. Pottruck.	Mgmt	For	For
	8	Election of Director: Jane E. Shaw.	Mgmt	For	For
	9	Election of Director: John L. Thornton.	Mgmt	For	For
	10	Election of Director: Frank D. Yeary.	Mgmt	For	For
	11	Election of Director: David B. Yoffie.	Mgmt	For	For
	12	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year.	Mgmt	For	For
	13	Amendment and extension of the 2006 Equity Incentive Plan.	Mgmt	For	For
	14	Approval of an employee stock option exchange program.	Mgmt	For	For
	15	Advisory vote on executive compensation.	Mgmt	For	For
	16	Stockholder proposal: Cumulative voting.	Shldr	Against	For
	17	Stockholder proposal: Human right to water.	Shldr	Against	For

Account # 00000000000000007983

5/20/2009	FISERV, INC.	337738108 [FISV ]	Annual Meeting			3/27/2009	20,000.00
		Voted by:	jjewell			Vote Date:	4/24/2009
	1	Election of Directors	Mgmt	For	For
	2	To approve the Amended and Restated Fiserv, Inc. Employee Stock Purchase Plan.	Mgmt	For	For

	3	To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for 2009.	Mgmt	For	For

Account # 00000000000000007983

5/27/2009	EXXON MOBIL CORPORATION	30231G102 [XOM ]	Annual Meeting			4/6/2009	18,000.00
		Voted by:	jjewell			Vote Date:	4/27/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Independent Auditors (page 50).	Mgmt	For	For
	3	Cumulative Voting (page 51).	Shldr	Against	For
	4	Special Shareholder Meetings (page 53).	Shldr	Against	For
	5	Incorporate in North Dakota (page 54).	Shldr	Against	For
	6	Board Chairman and CEO (page 55).	Shldr	Against	For
	7	Shareholder Advisory Vote on Executive Compensation (page 57).	Shldr	Against	For
	8	Executive Compensation Report (page 59).	Shldr	Against	For
	9	Corporate Sponsorships Report (page 60).	Shldr	Against	For
	10	Amendment of EEO Policy (page 62).	Shldr	Against	For
	11	Greenhouse Gas Emissions Goals (page 63).	Shldr	Against	For
	12	Climate Change and Technology Report (page 65).	Shldr	Against	For
	13	Renewable Energy Policy (page 66).	Shldr	Against	For

Account # 00000000000000007983

5/27/2009	MCDONALD'S CORPORATION	580135101 [MCD ]	Annual Meeting			3/30/2009	16,000.00
		Voted by:	jjewell			Vote Date:	4/27/2009
	1	Election of Director: Robert A. Eckert.	Mgmt	For	For
	2	Election of Director: Enrique Hernandez, Jr.	Mgmt	For	For
	3	Election of Director: Jeanne P. Jackson.	Mgmt	For	For
	4	Election of Director: Andrew J. McKenna.	Mgmt	For	For
	5	Approval of the appointment of an independent registered public accounting firm to serve as independent auditors for 2009.	Mgmt	For	For
	6	Approval of Performance Goals for certain Qualified Performance-Based Awards under the McDonald's Corporation Amended and Restated 2001 Omnibus Stock Ownership Plan.	Mgmt	For	For
	7	Approval of McDonald's Corporation 2009 Cash Incentive Plan.	Mgmt	For	For
	8	Shareholder proposal relating to shareholder vote on executive compensation.	Shldr	Against	For
	9	Shareholder proposal relating to the use of cage-free eggs.	Shldr	Against	For

Account # 00000000000000007983

5/27/2009	CHEVRON CORPORATION	166764100 [CVX ]	Annual Meeting			4/2/2009	10,000.00
		Voted by:	jjewell			Vote Date:	4/27/2009
	1	Election of Director: S. H. Armacost.	Mgmt	For	For
	2	Election of Director: L. F. Deily.	Mgmt	For	For
	3	Election of Director: R. E. Denham.	Mgmt	For	For
	4	Election of Director: R. J. Eaton.	Mgmt	For	For
	5	Election of Director: E. Hernandez.	Mgmt	For	For
	6	Election of Director: F. G. Jenifer.	Mgmt	For	For
	7	Election of Director: S. Nunn.	Mgmt	For	For
	8	Election of Director: D. J. O'Reilly.	Mgmt	For	For
	9	Election of Director: D. B. Rice.	Mgmt	For	For
	10	Election of Director: K. W. Sharer.	Mgmt	For	For
	11	Election of Director: C. R. Shoemate.	Mgmt	For	For
	12	Election of Director: R. D. Sugar.	Mgmt	For	For
	13	Election of Director: C. Ware.	Mgmt	For	For
14	Election of Director: J. S. Watson.	Mgmt	For	For
15	Ratification of Independent Registered Public Accounting Firm.	Mgmt	For	For
16	Approve the Material Terms of Performance Goals for Performance-Based Awards Under the Chevron Incentive Plan.	Mgmt	For	For
	17	Approve the Material Terms of Performance Goals for Performance-Based Awards Under the Long-Term Incentive Plan of Chevron Corporation.	Mgmt	For	For
	18	Special Stockholder Meetings.	Shldr	Against	For
	19	Advisory Vote on Summary Compensation Table.	Shldr	Against	For
	20	Greenhouse Gas Emissions.	Shldr	Against	For
	21	Country Selection Guidelines.	Shldr	Against	For
	22	Human Rights Policy.	Shldr	Against	For
	23	Host Country Laws.	Shldr	Against	For

Account # 00000000000000007983

5/28/2009	TIME WARNER, INC.	887317303 [TWX ]	Annual Meeting			4/3/2009	8,333.00
		Voted by:	jjewell			Vote Date:	4/28/2009
	1	Election of Director: Herbert M. Allison, Jr.	Mgmt	For	For
	2	Election of Director: James L. Barksdale.	Mgmt	For	For
	3	Election of Director: Jeffrey L. Bewkes.	Mgmt	For	For
	4	Election of Director: Stephen F. Bollenbach.	Mgmt	For	For
	5	Election of Director: Frank J. Caufield.	Mgmt	For	For
	6	Election of Director: Robert C. Clark.	Mgmt	For	For
	7	Election of Director: Mathias Dopfner.	Mgmt	For	For
	8	Election of Director: Jessica P. Einhorn.	Mgmt	For	For
	9	Election of Director: Michael A. Miles.	Mgmt	For	For
	10	Election of Director: Kenneth J. Novack.	Mgmt	For	For
	11	Election of Director: Deborah C. Wright.	Mgmt	For	For
	12	Ratification of Appointment of Independent Auditors.	Mgmt	For	For
	13	Company Proposal to Approve the Time Warner Inc. Annual Incentive Plan for Executive Officers.	Mgmt	For	For
	14	Stockholder Proposal Regarding Cumulative Voting.	Shldr	Against	For
	15	Stockholder Proposal Regarding Special Stockholder Meetings.	Shldr	Against	For
	16	Stockholder Proposal Regarding Advisory Resolution to Ratify Compensation of Named Executive Officers.	Shldr	Against	For

Account # 00000000000000007983

5/28/2009	TARGET CORPORATION	87612E106 [TGT ]	Annual Meeting			3/23/2009	8,000.00
		Voted by:	jjewell			Vote Date:	4/29/2009
	1	Determination that the number of directors constituting our Board of Directors shall be 12.	Mgmt	For	For
	2	Election of Director: Mary N. Dillon.	Mgmt	For	For
	3	Election of Director: Richard M. Kovacevich.	Mgmt	For	For
	4	Election of Director: George W. Tamke.	Mgmt	For	For
	5	Election of Director: Solomon D. Trujillo.	Mgmt	For	For
	6	Company proposal to ratify the appointment of Ernst & Young LLP as the Independent Registered public accounting firm.	Mgmt	For	For
	7	Company proposal to approve the performance measures available under the Target Corporation Long-Term Incentive Plan.	Mgmt	For	For
	8	Shareholder proposal regarding annual advisory vote on executive compensation.	Shldr	Against	For

5/29/2009	LOWE'S COMPANIES, INC.	548661107 [LOW ]	Annual Meeting			3/27/2009	15,000.00
		Voted by:	jjewell			Vote Date:	4/29/2009
	1	Election of Directors	Mgmt	For	For
	2	To approve amendments to the Company's 2006 Long Term Incentive Plan.	Mgmt	For	For
	3	To ratify the appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm.	Mgmt	For	For
	4	To approve amendments to Lowe's Articles of Incorporation eliminating all remaining supermajority vote requirements.	Mgmt	For	For
	5	Shareholder proposal regarding reincorporating in North Dakota.	Shldr	Against	For
	6	Shareholder proposal regarding health care reform principles.	Shldr	Against	For
	7	Shareholder proposal regarding separating the roles of chairman and CEO.	Shldr	Against	For

Account # 00000000000000007983

6/2/2009	UNITEDHEALTH GROUP INCORPORATED	91324P102 [UNH ]	Annual Meeting			4/3/2009	30,000.00
		Voted by:	jjewell			Vote Date:	5/4/2009
	1	Election of Director: William C. Ballard, Jr.	Mgmt	For	For
	2	Election of Director: Richard T. Burke.	Mgmt	For	For
	3	Election of Director: Robert J. Darretta.	Mgmt	For	For
	4	Election of Director: Stephen J. Hemsley.	Mgmt	For	For
	5	Election of Director: Michele J. Hooper.	Mgmt	For	For
	6	Election of Director: Douglas W. Leatherdale.	Mgmt	For	For
	7	Election of Director: Glenn M. Renwick.	Mgmt	For	For
	8	Election of Director: Kenneth I. Shine, M.D.	Mgmt	For	For
	9	Election of Director: Gail R. Wilensky, Ph.D.	Mgmt	For	For
	10	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2009.	Mgmt	For	For
	11	Shareholder proposal concerning advisory vote on executive compensation.	Shldr	Against	For

Account # 00000000000000007983

6/2/2009	ZIONS BANCORPORATION	989701107 [ZION ]	Annual Meeting			3/31/2009	9,000.00
		Voted by:	jjewell			Vote Date:	5/8/2009
	1	Election of Director: R. D. Cash.	Mgmt	For	For
	2	Election of Director: Patricia Frobes.	Mgmt	For	For
	3	Election of Director: J. David Heaney.	Mgmt	For	For
	4	Election of Director: Harris H. Simmons.	Mgmt	For	For
	5	Approval of amendments to the Company's 2005 stock option and incentive plan.	Mgmt	For	For
	6	Approval of amendments to the Company's articles of incorporation to declassify Board.	Mgmt	For	For
	7	Ratification of the appointment of Ernst & Young LLP as the Company's Independent Auditor.	Mgmt	For	For
	8	Approval, on a nonbinding advisory basis, of the compensation paid to the Company's executive officers named in the proxy statement with respect to the fiscal year ended December 31, 2008.	Mgmt	For	For
	9	Shareholder Proposal - That the Board Adopt "Say On Pay" Policy.	Shldr	Against	For

Account # 00000000000000007983

6/3/2009	ROPER INDUSTRIES, INC.	776696106 [ROP ]	Annual Meeting			4/6/2009	10,000.00
		Voted by:	jjewell			Vote Date:	5/8/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered accounting firm of the Company.	Mgmt	For	For

Account # 00000000000000007983

6/5/2009	WAL-MART STORES, INC.	931142103 [WMT ]	Annual Meeting			4/9/2009	17,000.00
		Voted by:	jjewell			Vote Date:	5/5/2009
	1	Election of Director: Aida M. Alvarez.	Mgmt	For	For
	2	Election of Director: James W. Breyer.	Mgmt	For	For
	3	Election of Director: M. Michele Burns.	Mgmt	For	For
	4	Election of Director: James I. Cash, Jr.	Mgmt	For	For
	5	Election of Director: Roger C. Corbett.	Mgmt	For	For
	6	Election of Director: Douglas N. Daft.	Mgmt	For	For
	7	Election of Director: Michael T. Duke.	Mgmt	For	For
	8	Election of Director: Gregory B. Penner.	Mgmt	For	For
	9	Election of Director: Allen I. Questrom.	Mgmt	For	For
	10	Election of Director: H. Lee Scott, Jr.	Mgmt	For	For
	11	Election of Director: Arne M. Sorenson.	Mgmt	For	For
	12	Election of Director: Jim C. Walton.	Mgmt	For	For
	13	Election of Director: S. Robson Walton	Mgmt	For	For
	14	Election of Director: Christopher J. Williams.	Mgmt	For	For
	15	Election of Director: LInda S. Wolf.	Mgmt	For	For
	16	Ratification of Ernst & Young LLP as Independent Accountants	Mgmt	For	For
	17	Gender Identity Non-Discrimination Policy.	Shldr	Against	For
	18	Pay for Superior Performance.	Shldr	Against	For
	19	Advisory Vote on Executive Compensation.	Shldr	Against	For
	20	Political Contributions Report.	Shldr	Against	For
	21	Special Shareowner Meetings.	Shldr	Against	For
	22	Incentive Compensation to be Stock Options.	Shldr	Against	For

Account # 00000000000000007983

6/11/2009	FREEPORT-MCMORAN COPPER & GOLD INC.	35671D857 [FCX ]	Annual Meeting			4/14/2009	10,000.00
		Voted by:	jjewell			Vote Date:	5/11/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of appointment of Ernst & Young LLP as independent auditor.	Mgmt	For	For
	3	Approval of the proposed 2009 Annual Incentive Plan.	Mgmt	For	For
	4	Stockholder proposal regarding the selection of a candidate with environmental expertise to be recommended for election to the company's Board of Directors.	Shldr	Against	For

Account # 00000000000000007983

6/22/2009	TEVA PHARMACEUTICAL INDUSTRIES LTD.	881624209 [TEVIY ]	Annual Meeting			5/13/2009	11,000.00
		Voted by:	jjewell			Vote Date:	5/22/2009
1

To approve the Board of Directors' recommendation that the cash dividend for the year ended December 31, 2008, which was paid in four installments and aggregated NIS 1.95 (approximately US$0.525, according to the applicable exchange rates) per ordinary shares (or ADS), be declared final.

			Mgmt	For	For
	2	To elect the following person to the Board of Directors to serve as a director for a three-year term: Dr. Phillip Frost.	Mgmt	For	For
	3	To elect the following person to the Board of Directors to serve as a director for a three-year term: Roger Abravanel.	Mgmt	For	For
	4	To elect the following person to the Board of Directors to serve as a director for a three-year term: Prof. Elon Kohlberg.	Mgmt	For	For
	5	To elect the following person to the Board of Directors to serve as a director for a three-year term: Prof. Yitzhak Peterburg.	Mgmt	For	For
	6	To elect the following person to the Board of Directors to serve as a director for a three-year term: Erez Vigodman.	Mgmt	For	For
7

To appoint Kesselman & Kesselman, a member of PricewaterhouseCoopers International Ltd., as the Company's independent registered public accounting firm until the 2010 Annual Meeting of Shareholders and to authorize the Board of Directors to determine their compensation provided such compensation is also approved by the audit committee.

			Mgmt	For	For

Account # 00000000000000007983

6/24/2009	BEST BUY CO., INC.	086516101 [BBY ]	Annual Meeting			4/27/2009	20,000.00
		Voted by:	jjewell			Vote Date:	5/29/2009
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year that began on March 1, 2009.	Mgmt	For	For
	3	Approval of amendments to our 2004 Omnibus Stock and Incentive Plan, as amended.	Mgmt	For	For
	4	Approval of an amendment to Article IX of our Amended and Restated Articles of Incorporation ("Articles") to change the approval required for certain business combinations.	Mgmt	For	For
	5	Approval of an amendment to Article IX of our Articles to decrease the shareholder approval required to amend Article IX.	Mgmt	For	For
	6	Approval of an amendment to Article IX of our Articles to decrease the shareholder approval required to remove directors without cause.	Mgmt	For	For
	7	Approval of an amendment to Article IX of our Articles to decrease the shareholder approval required to amend the classified board provisions in our Amended and Restated By-Laws.	Mgmt	For	For
	8	Approval of an amendment to Article X of our Articles to decrease the shareholder approval required for certain repurchases of stock from substantial shareholders and make other related changes.	Mgmt	For	For
	9	Approval of an amendment to Article X of our Articles to decrease the shareholder approval required to amend Article X.	Mgmt	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Stratus Fund Inc.

By (Signature and Title)* Jon Gross, President and CEO

Date:   07/08/09

* Print the name and title of each signing officer under his or her signature.

3